UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: March 31, 2014

Date of reporting period: September 30, 2014

Item 1.	Reports to Stockholders.

September 30, 2014

SEMI-ANNUAL REPORT

SEI Asset Allocation Trust

Defensive Strategy Fund

Defensive Strategy Allocation Fund

Conservative Strategy Fund

Conservative Strategy Allocation Fund

Moderate Strategy Fund

Moderate Strategy Allocation Fund

Aggressive Strategy Fund

Tax-Managed Aggressive Strategy Fund

Core Market Strategy Fund

Core Market Strategy Allocation Fund

Market Growth Strategy Fund

Market Growth Strategy Allocation Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Defensive Strategy Fund

September 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 44.0%
SEI Daily Income Trust Short-Duration Government Fund, Class A	863,381	$9,057
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	132,088	1,235
SEI Institutional Managed Trust Enhanced Income Fund, Class A	216,671	1,647
SEI Institutional Managed Trust High Yield Bond Fund, Class A	160,393	1,235
SEI Institutional Managed Trust Real Return Fund, Class A	245,045	2,470
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	239,115	2,470

Total Fixed Income Funds (Cost $17,782) ($ Thousands)		18,114

MULTI-ASSET FUNDS — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A*	803,270	8,234
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	194,187	2,058
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A*	219,210	2,058

Total Multi-Asset Funds (Cost $12,156) ($ Thousands)		12,350

EQUITY FUNDS — 6.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	108,241	1,235
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	70,613	1,235

Total Equity Funds (Cost $1,630) ($ Thousands)		2,470

Description	Shares	Market Value ($ Thousands)

MONEY MARKET FUND (A) — 20.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	8,233,516	$8,234

Total Money Market Fund (Cost $8,234) ($ Thousands)		8,234

Total Investments — 100.0% (Cost $39,802) ($ Thousands)		$41,168

Percentages are based on Net Assets of $41,161 ($ Thousands).

*	Non-Income Producing Fund.

(A)	Rate shown is the 7-day effective yield as of September 30, 2014.

As of September 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014	1

SCHEDULE OF INVESTMENTS (Unaudited)

Defensive Strategy Fund (Concluded)

September 30, 2014

The following is summary of the transactions with affiliates for the period ended September 30, 2014 ($ Thousands):

Security Description	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/2014	Dividend Income
SEI Daily Income Trust Short-Duration Government Fund, Class A	$796	$(1,393)	$2	$(11)	$9,057	$5
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	$107	$(188)	$2	$(2)	$1,235	$45
SEI Institutional Managed Trust Enhanced Income Fund, Class A	$144	$(251)	$—	$—	$1,647	$7
SEI Institutional Managed Trust High Yield Bond Fund, Class A	$161	$(224)	$61	$(86)	$1,235	$34
SEI Institutional Managed Trust Real Return Fund, Class A	$230	$(385)	$5	$(14)	$2,470	$10
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	$256	$(451)	$12	$17	$2,470	$28
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A	$638	$(1,381)	$30	$168	$8,234	$—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	$212	$(328)	$15	$(38)	$2,058	$36
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	$213	$(339)	$(1)	$(12)	$2,058	$—
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	$127	$(279)	$56	$8	$1,235	$8
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	$169	$(318)	$89	$(34)	$1,235	$5
SEI Liquid Asset Trust Prime Obligation Fund, Class A	$11,261	$(11,712)	$—	$—	$8,234	$—

Totals	$14,314	$(17,249)	$271	$(4)	$41,168	$178

The accompanying notes are an integral part of the financial statements.

2	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Defensive Strategy Allocation Fund

September 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 60.0%
SEI Institutional Managed Trust Real Estate Fund, Class A	106,699	$1,819
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	208,016	3,638

Total Equity Funds (Cost $3,247) ($ Thousands)		5,457

FIXED INCOME FUND — 40.0%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	472,600	3,639

Total Fixed Income Fund (Cost $3,616) ($ Thousands)		3,639

Total Investments — 100.0% (Cost $6,863) ($ Thousands)		$9,096

Percentages are based on Net Assets of $9,095 ($ Thousands).

As of September 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014	3

SCHEDULE OF INVESTMENTS (Unaudited)

Defensive Strategy Allocation Fund (Concluded)

September 30, 2014

The following is summary of the transactions with affiliates for the period ended September 30, 2014 ($ Thousands):

Security Description	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/2014	Dividend Income
SEI Institutional Managed Trust Real Estate Fund, Class A	$204	$(522)	$174	$(103)	$1,819	$13
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	$265	$(976)	$325	$(119)	$3,638	$14
SEI Institutional Managed Trust High Yield Bond Fund, Class A	$647	$(970)	$50	$(187)	$3,639	$103
SEI Liquid Asset Trust Prime Obligation Fund, Class A	$308	$(330)	$—	$—	$—	$—

Totals	$1,424	$(2,798)	$549	$(409)	$9,096	$130

The accompanying notes are an integral part of the financial statements.

4	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Conservative Strategy Fund

September 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 43.0%
SEI Daily Income Trust Short-Duration Government Fund, Class A	699,967	$7,343
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	654,433	6,119
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	237,897	2,426
SEI Institutional Managed Trust Enhanced Income Fund, Class A	1,609,557	12,233
SEI Institutional Managed Trust High Yield Bond Fund, Class A	953,250	7,340
SEI Institutional Managed Trust Real Return Fund, Class A	728,234	7,341
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	948,066	9,793

Total Fixed Income Funds (Cost $51,579) ($ Thousands)		52,595

MULTI-ASSET FUNDS — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A*	1,789,813	18,346
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	807,596	8,560
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A*	1,041,975	9,784

Total Multi-Asset Funds (Cost $36,218) ($ Thousands)		36,690

EQUITY FUNDS — 17.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	962,289	10,980
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	556,747	9,737

Total Equity Funds (Cost $13,723) ($ Thousands)		20,717

Description	Shares	Market Value ($ Thousands)

MONEY MARKET FUND (A) — 10.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	12,235,905	$12,236

Total Money Market Fund (Cost $12,236) ($ Thousands)		12,236

Total Investments — 100.0% (Cost $113,756) ($ Thousands)		$122,238

Percentages are based on Net Assets of $122,215 ($ Thousands).

*	Non-Income Producing Fund.

(A)	Rate shown is the 7-day effective yield as of September 30, 2014.

As of September 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014	5

SCHEDULE OF INVESTMENTS (Unaudited)

Conservative Strategy Fund (Concluded)

September 30, 2014

The following is summary of the transactions with affiliates for the period ended September 30, 2014 ($ Thousands):

Security Description	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/2014	Dividend Income
SEI Daily Income Trust Short-Duration Government Fund, Class A	$361	$(739)	$—	$(7)	$7,343	$—
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	$278	$(596)	$10	$(31)	$6,119	$—
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	$197	$(339)	$15	$(28)	$2,426	$32
SEI Institutional Managed Trust Enhanced Income Fund, Class A	$550	$(1,173)	$24	$(22)	$12,233	$53
SEI Institutional Managed Trust High Yield Bond Fund, Class A	$599	$(867)	$47	$(239)	$7,340	$207
SEI Institutional Managed Trust Real Return Fund, Class A	$331	$(686)	$5	$(31)	$7,341	$28
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	$636	$(1,259)	$32	$80	$9,793	$100
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A	$678	$(2,074)	$43	$394	$18,346	$—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	$501	$(860)	$35	$(132)	$8,560	$181
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	$591	$(1,046)	$(19)	$(49)	$9,784	$—
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	$674	$(1,890)	$336	$224	$10,980	$—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	$988	$(2,068)	$681	$(191)	$9,737	$39
SEI Liquid Asset Trust Prime Obligation Fund, Class A	$17,544	$(18,093)	$—	$—	$12,236	$64

Totals	$23,928	$(31,690)	$1,209	$(32)	$122,238	$704

The accompanying notes are an integral part of the financial statements.

6	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Conservative Strategy Allocation Fund

September 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 66.8%
SEI Institutional Managed Trust Real Estate Fund, Class A	529,382	$9,026
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	1,058,133	18,507

Total Equity Funds (Cost $17,258) ($ Thousands)		27,533

FIXED INCOME FUND — 33.2%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,776,632	13,680

Total Fixed Income Fund (Cost $11,279) ($ Thousands)		13,680

Total Investments — 100.0% (Cost $28,537) ($ Thousands)		$41,213

Percentages are based on Net Assets of $41,207 ($ Thousands).

As of September 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014	7

SCHEDULE OF INVESTMENTS (Unaudited)

Conservative Strategy Allocation Fund (Concluded)

September 30, 2014

The following is summary of the transactions with affiliates for the period ended September 30, 2014 ($ Thousands):

Security Description	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/2014	Dividend Income
SEI Institutional Managed Trust Real Estate Fund, Class A	$1,129	$(1,404)	$386	$(143)	$9,026	$67
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	$1,498	$(2,359)	$708	$77	$18,507	$75
SEI Institutional Managed Trust High Yield Bond Fund, Class A	$1,976	$(1,473)	$300	$(587)	$13,680	$370
SEI Liquid Asset Trust Prime Obligation Fund, Class A	$906	$(988)	$—	$—	$—	$—

Totals	$5,509	$(6,224)	$1,394	$(653)	$41,213	$512

The accompanying notes are an integral part of the financial statements.

8	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Moderate Strategy Fund

September 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 38.0%
SEI Daily Income Trust Short-Duration Government Fund, Class A	1,016,782	$10,666
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	1,040,645	10,615
SEI Institutional Managed Trust Enhanced Income Fund, Class A	2,454,898	18,657
SEI Institutional Managed Trust High Yield Bond Fund, Class A	2,770,681	21,334
SEI Institutional Managed Trust Real Return Fund, Class A	1,585,911	15,986
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	2,323,100	23,998

Total Fixed Income Funds (Cost $99,760) ($ Thousands)		101,256

MULTI-ASSET FUNDS — 35.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	2,439,335	26,564
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A*	2,599,849	26,649
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	1,256,936	13,324
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A*	2,837,728	26,646

Total Multi-Asset Funds (Cost $91,833) ($ Thousands)		93,183

EQUITY FUNDS — 27.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	3,265,127	37,255
SEI Institutional Managed Trust Large Cap Fund, Class A	524,193	7,962
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	1,519,718	26,580

Total Equity Funds (Cost $48,407) ($ Thousands)		71,797

Total Investments — 100.0% (Cost $240,000) ($ Thousands)		$266,236

Percentages are based on Net Assets of $266,206 ($ Thousands).

*	Non-Income Producing Fund

EUR — Euro

USD — U.S. Dollar

A list of the open forward foreign currency contracts held by the Fund at September 30, 2014, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
10/31/14	Brown Brothers Harriman	EUR	2,104	USD	2,669	$11

For the period ended September 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following is a list of the inputs used as of September 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$266,236	$—	$—	$266,236

Total Investments in Securities	$266,236	$—	$—	$266,236

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$11	$—	$11

Total Other Financial Instruments	$—	$11	$—	$11

*	Forwards contracts are valued at unrealized appreciation on the instrument.

As of September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014	9

SCHEDULE OF INVESTMENTS (Unaudited)

Moderate Strategy Fund (Concluded)

September 30, 2014

The following is summary of the transactions with affiliates for the period ended September 30, 2014 ($ Thousands):

Security Description	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/2014	Dividend Income
SEI Daily Income Trust Short-Duration Government Fund, Class A	$1,526	$(781)	$(2)	$(10)	$10,666	$51
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	$1,147	$(1,078)	$(29)	$(43)	$10,615	$120
SEI Institutional Managed Trust Enhanced Income Fund, Class A	$1,407	$(1,258)	$6	$(7)	$18,657	$81
SEI Institutional Managed Trust High Yield Bond Fund, Class A	$2,086	$(1,584)	$55	$(681)	$21,334	$580
SEI Institutional Managed Trust Real Return Fund, Class A	$1,336	$(1,165)	$14	$(80)	$15,986	$61
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	$2,221	$(2,320)	$47	$208	$23,998	$256
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	$1,698	$(2,680)	$217	$811	$26,564	$—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A	$1,456	$(1,878)	$38	$564	$26,649	$—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	$1,057	$(826)	$4	$(156)	$13,324	$274
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	$2,171	$(1,821)	$(27)	$(176)	$26,646	$—
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	$1,980	$(3,773)	$814	$1,290	$37,255	$—
SEI Institutional Managed Trust Large Cap Fund, Class A	$975	$(1,361)	$148	$196	$7,962	$13
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	$2,065	$(3,303)	$881	$126	$26,580	$105
SEI Liquid Asset Trust Prime Obligation Fund, Class A	$5,873	$(6,262)	$—	$—	$—	$—

Totals	$26,998	$(30,090)	$2,166	$2,042	$266,236	$1,541

The accompanying notes are an integral part of the financial statements.

10	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Moderate Strategy Allocation Fund

September 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 81.9%
SEI Institutional International Trust International Equity Fund, Class A	773,733	$7,691
SEI Institutional Managed Trust Real Estate Fund, Class A	450,587	7,683
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A	781,217	15,343
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	2,249,196	39,338

Total Equity Funds (Cost $44,582) ($ Thousands)		70,055

FIXED INCOME FUND — 18.1%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	2,015,020	15,516

Total Fixed Income Fund (Cost $15,116) ($ Thousands)		15,516

Total Investments — 100.0% (Cost $59,698) ($ Thousands)		$85,571

Percentages are based on Net Assets of $85,559 ($ Thousands).

As of September 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014	11

SCHEDULE OF INVESTMENTS (Unaudited)

Moderate Strategy Allocation Fund (Concluded)

September 30, 2014

The following is summary of the transactions with affiliates for the period ended September 30, 2014 ($ Thousands):

Security Description	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/2014	Dividend Income
SEI Institutional International Trust International Equity Fund, Class A	$1,374	$(929)	$90	$(306)	$7,691	$—
SEI Institutional Managed Trust Real Estate Fund, Class A	$1,227	$(1,188)	$309	$(73)	$7,683	$57
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A	$1,740	$(1,985)	$315	$363	$15,343	$28
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	$3,449	$(3,903)	$624	$894	$39,338	$148
SEI Institutional Managed Trust High Yield Bond Fund, Class A	$3,006	$(1,862)	$55	$(453)	$15,516	$399
SEI Liquid Asset Trust Prime Obligation Fund, Class A	$1,935	$(2,196)	$—	$—	$—	$—

Totals	$12,731	$(12,063)	$1,393	$425	$85,571	$632

The accompanying notes are an integral part of the financial statements.

12	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Aggressive Strategy Fund

September 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 64.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	2,014,186	$21,673
SEI Institutional International Trust International Equity Fund, Class A	5,015,956	49,857
SEI Institutional Managed Trust Large Cap Fund, Class A	7,183,798	109,122
SEI Institutional Managed Trust Small Cap Fund, Class A	1,425,677	18,548

Total Equity Funds (Cost $144,720) ($ Thousands)		199,200

MULTI-ASSET FUND — 20.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	5,728,828	62,387

Total Multi-Asset Fund (Cost $57,557) ($ Thousands)		62,387

FIXED INCOME FUNDS — 16.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	2,444,587	24,935
SEI Institutional Managed Trust High Yield Bond Fund, Class A	3,242,418	24,967

Total Fixed Income Funds (Cost $42,610) ($ Thousands)		49,902

Total Investments — 100.0% (Cost $244,887) ($ Thousands)		$311,489

Percentages are based on Net Assets of $311,462 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at September 30, 2014, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
10/31/14	Brown Brothers Harriman	EUR	7,418	USD	9,411	$39

For the period ended September 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

EUR — Euro

USD — U.S. Dollar

The following is a list of the inputs used as of September 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$311,489	$—	$—	$311,489

Total Investments in Securities	$311,489	$—	$—	$311,489

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$39	$—	$39

Total Other Financial Instruments	$—	$39	$—	$39

*	Forwards contracts are valued at unrealized appreciation on the instrument.

As of September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014	13

SCHEDULE OF INVESTMENTS (Unaudited)

Aggressive Strategy Fund (Concluded)

September 30, 2014

The following is summary of the transactions with affiliates for the period ended September 30, 2014 ($ Thousands):

Security Description	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/2014	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	$2,298	$(3,438)	$617	$(148)	$21,673	$—
SEI Institutional International Trust International Equity Fund, Class A	$4,279	$(3,862)	$476	$(1,874)	$49,857	$—
SEI Institutional Managed Trust Large Cap Fund, Class A	$6,745	$(13,723)	$2,014	$2,645	$109,122	$185
SEI Institutional Managed Trust Small Cap Fund, Class A	$3,617	$(3,434)	$251	$(1,156)	$18,548	$—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	$5,855	$(9,195)	$513	$1,921	$62,387	$—
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	$3,227	$(3,467)	$367	$(535)	$24,935	$310
SEI Institutional Managed Trust High Yield Bond Fund, Class A	$4,255	$(3,357)	$449	$(978)	$24,967	$680
SEI Liquid Asset Trust Prime Obligation Fund, Class A	$5,955	$(6,799)	$—	$—	$—	$—

Totals	$36,231	$(47,275)	$4,687	$(125)	$311,489	$1,175

The accompanying notes are an integral part of the financial statements.

14	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Aggressive Strategy Fund

September 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	110,743	$1,192
SEI Institutional International Trust International Equity Fund, Class A	998,097	9,921
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	1,780,430	34,968
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	489,074	8,617

Total Equity Funds (Cost $29,387) ($ Thousands)		54,698

FIXED INCOME FUNDS — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	242,678	2,475
SEI Institutional Managed Trust High Yield Bond Fund, Class A	649,049	4,998

Total Fixed Income Funds (Cost $6,528) ($ Thousands)		7,473

Total Investments — 100.0% (Cost $35,915) ($ Thousands)		$62,171

Percentages are based on Net Assets of $62,163 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of September 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014	15

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Aggressive Strategy Fund (Concluded)

September 30, 2014

The following is summary of the transactions with affiliates for the period ended September 30, 2014 ($ Thousands):

Security Description	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/2014	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	$123	$(152)	$22	$1	$1,192	$—
SEI Institutional International Trust International Equity Fund, Class A	$1,351	$(684)	$16	$(302)	$9,921	$—
SEI Institutional Managed Trust Large Cap Fund, Class A	$1,956	$(1,945)	$494	$999	$34,968	$67
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	$1,081	$(682)	$124	$(327)	$8,617	$6
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	$410	$(292)	$13	$(34)	$2,475	$30
SEI Institutional Managed Trust High Yield Bond Fund, Class A	$1,094	$(604)	$69	$(176)	$4,998	$131
SEI Liquid Asset Trust Prime Obligation Fund, Class A	$1,155	$(1,300)	$—	$—	$—	$—

Totals	$7,170	$(5,659)	$738	$161	$62,171	$234

The accompanying notes are an integral part of the financial statements.

16	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Market Strategy Fund

September 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 36.2%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	792,319	$8,082
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,366,072	10,519
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	2,279,041	23,542

Total Fixed Income Funds (Cost $40,508) ($ Thousands)		42,143

MULTI-ASSET FUNDS — 33.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	2,129,423	23,190
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	331,596	3,515
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A*	1,244,984	11,690

Total Multi-Asset Funds (Cost $37,049) ($ Thousands)		38,395

EQUITY FUNDS — 30.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	315,681	3,397
SEI Institutional International Trust International Equity Fund, Class A	929,766	9,242
SEI Institutional Managed Trust Large Cap Fund, Class A	1,298,173	19,719
SEI Institutional Managed Trust Small Cap Fund, Class A	263,195	3,424

Total Equity Funds (Cost $27,096) ($ Thousands)		35,782

Total Investments — 100.0% (Cost $104,653) ($ Thousands)		$116,320

Percentages are based on Net Assets of $116,316 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at September 30, 2014, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
10/31/14	Brown Brothers Harriman	EUR	2,297	USD	2,915	$12

For the period ended September 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-Income Producing Fund.

EUR — Euro

USD — U.S. Dollar

The following is a list of the inputs used as of September 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$116,320	$—	$—	$116,320

Total Investments in Securities	$112,320	$—	$—	$116,320

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$12	$—	$12

Total Other Financial Instruments	$—	$12	$—	$12

*	Forwards contracts are valued at unrealized appreciation on the instrument.

As of September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014	17

SCHEDULE OF INVESTMENTS (Unaudited)

Core Market Strategy Fund (Concluded)

September 30, 2014

The following is summary of the transactions with affiliates for the period ended September 30, 2014 ($ Thousands):

Security Description	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/2014	Dividend Income
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	$859	$(732)	$2	$49	$8,082	$100
SEI Institutional Managed Trust High Yield Bond Fund, Class A	$1,263	$(707)	$132	$(351)	$10,519	$283
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	$3,272	$(2,223)	$41	$198	$23,542	$245
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	$1,756	$(2,032)	$120	$787	$23,190	$71
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	$410	$(235)	$2	$(42)	$3,515	$—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	$1,361	$(849)	$(12)	$(81)	$11,690	$—
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	$572	$(552)	$154	$(190)	$3,397	$—
SEI Institutional International Trust International Equity Fund, Class A	$1,165	$(730)	$122	$(375)	$9,242	$—
SEI Institutional Managed Trust Large Cap Fund, Class A	$2,634	$(3,052)	$485	$359	$19,719	$33
SEI Institutional Managed Trust Small Cap Fund, Class A	$886	$(740)	$55	$(212)	$3,424	$—
SEI Liquid Asset Trust Prime Obligation Fund, Class A	$3,594	$(3,594)	$—	$—	$—	$—

Totals	$17,772	$(15,446)	$1,101	$142	$116,320	$732

The accompanying notes are an integral part of the financial statements.

18	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Market Strategy Allocation Fund

September 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	46,869	$504
SEI Institutional International Trust International Equity Fund, Class A	407,850	4,054
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	724,082	14,221
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	201,131	3,544

Total Equity Funds (Cost $12,606) ($ Thousands)		22,323

FIXED INCOME FUNDS — 12.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	99,824	1,018
SEI Institutional Managed Trust High Yield Bond Fund, Class A	266,298	2,051

Total Fixed Income Funds (Cost $2,708) ($ Thousands)		3,069

Total Investments — 100.0% (Cost $15,314) ($ Thousands)		$25,392

Percentages are based on Net Assets of $25,389 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call
1-800-DIAL-SEI.

As of September 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014	19

SCHEDULE OF INVESTMENTS (Unaudited)

Core Market Strategy Allocation Fund (Concluded)

September 30, 2014

The following is summary of the transactions with affiliates for the period ended September 30, 2014 ($ Thousands):

Security Description	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/2014	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	$104	$(67)	$13	$(6)	$504	$12
SEI Institutional International Trust International Equity Fund, Class A	$817	$(304)	$33	$(152)	$4,054	$—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A	$1,562	$(753)	$189	$385	$14,221	$26
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	$705	$(306)	$73	$(158)	$3,544	$2
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	$257	$(141)	$15	$(25)	$1,018	$—
SEI Institutional Managed Trust High Yield Bond Fund, Class A	$567	$(243)	$26	$(70)	$2,051	$51
SEI Liquid Asset Trust Prime Obligation Fund, Class A	$677	$(710)	$—	$—	$—	$—

Totals	$4,689	$(2,524)	$349	$(26)	$25,392	$91

The accompanying notes are an integral part of the financial statements.

20	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Market Growth Strategy Fund

September 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 43.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	1,726,689	$18,579
SEI Institutional International Trust International Equity Fund, Class A	4,158,155	41,332
SEI Institutional Managed Trust Large Cap Fund, Class A*	5,956,976	90,487
SEI Institutional Managed Trust Small Cap Fund, Class A	1,141,137	14,846

Total Equity Funds (Cost $119,416) ($ Thousands)		165,244

MULTI-ASSET FUNDS — 32.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	6,928,921	75,456
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	713,230	7,560
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A*	4,025,766	37,802

Total Multi-Asset Funds (Cost $116,301) ($ Thousands)		120,818

FIXED INCOME FUNDS — 24.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	2,580,442	26,320
SEI Institutional Managed Trust High Yield Bond Fund, Class A	3,926,927	30,237
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	3,297,830	34,067

Total Fixed Income Funds (Cost $82,750) ($ Thousands)		90,624

Total Investments — 100.0% (Cost $318,467) ($ Thousands)		$376,686

Percentages are based on Net Assets of $376,670 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at September 30, 2014, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
10/31/14	Brown Brothers Harriman	EUR	8,949	USD	11,353	$47

For the period ended September 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-Income Producing Fund.

EUR — Euro

USD — U.S. Dollar

The following is a list of the inputs used as of September 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$376,686	$—	$—	$376,686

Total Investments in Securities	$376,686	$—	$—	$376,686

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$47	$—	$47

Total Other Financial Instruments	$—	$47	$—	$47

*	Forwards contracts are valued at unrealized appreciation on the instrument.

As of September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014	21

SCHEDULE OF INVESTMENTS (Unaudited)

Market Growth Strategy Fund (Concluded)

September 30, 2014

The following is summary of the transactions with affiliates for the period ended September 30, 2014 ($ Thousands):

Security Description	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/2014	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	$2,065	$(2,882)	$535	$(234)	$18,579	$—
SEI Institutional International Trust International Equity Fund, Class A	$3,741	$(2,864)	$380	$(699)	$41,332	$—
SEI Institutional Managed Trust Large Cap Fund, Class A	$7,960	$(12,363)	$1,760	$2,292	$90,487	$152
SEI Institutional Managed Trust Small Cap Fund, Class A	$3,278	$(3,019)	$202	$(911)	$14,846	$—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	$4,200	$(7,008)	$374	$2,535	$75,456	$—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	$832	$(713)	$2	$(89)	$7,560	$157
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	$3,862	$(3,411)	$(86)	$(211)	$37,802	$—
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	$2,646	$(2,538)	$39	$(275)	$26,320	$317
SEI Institutional Managed Trust High Yield Bond Fund, Class A	$3,643	$(2,999)	$404	$(1,879)	$30,237	$826
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	$4,822	$(4,040)	$63	$289	$34,067	$360
SEI Liquid Asset Trust Prime Obligation Fund, Class A	$8,174	$(8,174)	$—	$—	$—	$—

Totals	$45,223	$(50,011)	$3,673	$818	$376,686	$1,812

The accompanying notes are an integral part of the financial statements.

22	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Market Growth Strategy Allocation Fund

September 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	236,468	$2,544
SEI Institutional International Trust International Equity Fund, Class A	2,066,019	20,536
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	3,666,830	72,017
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	1,014,345	17,873

Total Equity Funds (Cost $61,643) ($ Thousands)		112,970

FIXED INCOME FUNDS — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	504,694	5,148
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,341,505	10,329

Total Fixed Income Funds (Cost $14,537) ($ Thousands)		15,477

Total Investments — 100.0% (Cost $76,180) ($ Thousands)		$128,447

Percentages are based on Net Assets of $128,430 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of September 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014	23

SCHEDULE OF INVESTMENTS (Unaudited)

Market Growth Strategy Allocation Fund (Concluded)

September 30, 2014

The following is summary of the transactions with affiliates for the period ended September 30, 2014 ($ Thousands):

Security Description	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/2014	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	$350	$(404)	$104	$(31)	$2,544	$—
SEI Institutional International Trust International Equity Fund, Class A	$2,800	$(1,779)	$212	$(803)	$20,536	$—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A	$4,449	$(6,096)	$2,313	$824	$72,017	$140
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	$2,504	$(1,958)	$511	$(931)	$17,873	$9
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	$968	$(767)	$34	$(99)	$5,148	$66
SEI Institutional Managed Trust High Yield Bond Fund, Class A	$2,202	$(1,381)	$167	$(387)	$10,329	$275
SEI Liquid Asset Trust Prime Obligation Fund, Class A	$2,817	$(3,390)	$—	$—	$—	$—

Totals	$16,090	$(15,775)	$3,341	$(1,427)	$128,447	$490

The accompanying notes are an integral part of the financial statements.

24	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014

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Statements of Assets and Liabilities ($ Thousands)

September 30, 2014 (Unaudited)

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund
ASSETS:
Investments in affiliated funds, at market value†	$41,168		$9,096		$122,238
Income distribution receivable from affiliated funds	24		17		90
Receivable for fund shares sold	1		—		28
Receivable for investment securities sold	136		7		244
Receivable from administrator	2		—		5
Unrealized gain on forward foreign currency contracts	—		—		—
Prepaid expenses	3		1		8
Total Assets	41,334		9,121		122,613
LIABILITIES:
Payable for fund shares redeemed	132		5		255
Payable for investment securities purchased	24		17		91
Investment advisory fees payable	3		1		10
Administrative servicing fees payable	1		—		1
Shareholder servicing fees payable	—		—		1
Trustees’ fees payable	—		—		1
Distribution fees payable	—		—		4
Chief Compliance Officers fees payable	—		—		—
Accrued expenses	13		3		35
Total Liabilities	173		26		398
Net Assets	$41,161		$9,095		$122,215
†Cost of investments in affiliated funds	39,802		6,863		113,756
NET ASSETS:
Paid in Capital (unlimited authorization — no par value)	$44,813		$8,960		$136,064
Undistributed net investment income	92		48		327
Accumulated net realized loss on investments	(5,110)		(2,146)		(22,658)
Net unrealized appreciation on Investments	1,366		2,233		8,482
Net unrealized appreciation on forward foreign currency contracts	—		—		—
Net Assets	$41,161		$9,095		$122,215
Net Asset Value, Offering and Redemption Price Per Share — Class A	$9.83		$14.12		$10.43
	(37,004,590 ÷ 3,765,442 shares	)	(9,094,885 ÷ 643,987 shares	)	(112,144,001 ÷ 10,751,360 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class D	N/A		N/A		$10.41
					(5,248,639 ÷ 504,096 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$9.67		N/A		$10.59
	(4,156,387 ÷ 429,968 shares	)			(4,822,346 ÷ 455,346 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

26	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014

Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund

$41,213		$266,236		$ 85,571
65		194		72
—		60		160
32		520		14
2		12		3
—		11		—
2		16		5
41,314		267,049		85,825

26		545		163
66		195		73
3		22		7
—		2		—
—		—		—
—		1		—
—		3		—
—		—		—
12		75		23
107		843		266
$41,207		$266,206		$ 85,559
28,537		240,000		59,698

$35,148		$308,622		$ 72,280
176		919		184
(6,793)		(69,582)		(12,778)
12,676		26,236		25,873
—		11		—
$41,207		$266,206		$85,559
$13.88		$11.63		$18.74
(41,206,914 ÷ 2,969,575 shares	)	(255,215,755 ÷ 21,943,116 shares	)	(85,559,169 ÷ 4,564,920 shares	)
N/A		$11.59		N/A
		(2,913,580 ÷ 251,300 shares	)
N/A		$11.91		N/A
		(8,076,311 ÷ 678,240 shares	)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014	27

Statements of Assets and Liabilities ($ Thousands)

September 30, 2014 (Unaudited)

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund		Core Market Strategy Fund
ASSETS:
Investments in affiliated funds, at market value†	$311,489		$62,171		$116,320
Income distribution receivable from affiliated funds	118		24		101
Receivable for fund shares sold	146		—		1
Receivable for investment securities sold	1,593		336		58
Receivable from administrator	14		3		5
Unrealized gain on forward foreign currency contracts	39		—		12
Prepaid expenses	20		3		7
Total Assets	313,419		62,537		116,504
LIABILITIES:
Payable for fund shares redeemed	1,698		328		43
Payable for investment securities purchased	119		24		102
Investment advisory fees payable	26		5		10
Administrative servicing fees payable	8		—		—
Shareholder servicing fees payable	1		—		—
Trustees’ fees payable	1		—		—
Distribution fees payable	14		—		—
Chief Compliance Officers fees payable	1		—		—
Accrued expenses	89		17		33
Total Liabilities	1,957		374		188
Net Assets	$311,462		$62,163		$116,316
†Cost of investments in affiliated funds	244,887		35,915		104,653
NET ASSETS:
Paid in Capital (unlimited authorization — no par value)	$394,472		$55,614		$114,484
Undistributed of net investment income	415		52		362
Accumulated net realized loss on investments	(150,066)		(19,759)		(10,209)
Net unrealized appreciation on Investments	66,602		26,256		11,667
Net unrealized appreciation on forward foreign currency contracts	39		—		12
Net Assets	$311,462		$62,163		$116,316
Net Asset Value, Offering and Redemption Price Per Share — Class A	$13.18		$17.40		$11.55
	(264,168,358 ÷ 20,039,308 shares	)	(62,163,053 ÷ 3,573,141 shares	)	(115,925,673 ÷ 10,040,891 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class D	$13.12		N/A		N/A
	(14,477,036 ÷ 1,103,304 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$12.86		N/A		$12.03
	(32,816,797 ÷ 2,551,889 shares	)			(389,979 ÷ 32,410 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

28	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014

Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund

$25,392		$376,686		$ 128,447
10		227		49
61		244		80
3		993		253
1		16		5
—		47		—
1		23		8
25,468		378,236		128,842

20		1,187		316
50		228		49
2		32		11
—		3		—
—		—		—
—		1		—
—		8		—
—		1		—
7		106		36
79		1,566		412
$25,389		$376,670		$ 128,430
15,314		318,467		76,180

$20,158		$481,576		$ 113,422
21		976		109
(4,868)		(164,148)		(37,368)
10,078		58,219		52,267
—		47		—
$25,389		$376,670		$ 128,430
$15.78		$12.12		$19.00
(25,388,834 ÷ 1,609,169 shares	)	(357,669,207 ÷ 29,520,010 shares	)	(128,430,263 ÷ 6,758,116 shares	)
N/A		$12.07		N/A
		(6,237,909 ÷ 516,869 shares	)
N/A		$11.95		N/A
		(12,763,237 ÷ 1,068,469 shares	)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014	29

Statements of Operations ($ Thousands)

For the six months ended September 30, 2014 (Unaudited)

	Defensive Strategy Fund	Defensive Strategy Allocation Fund	Conservative Strategy Fund
Investment Income:
Income Distributions from Affiliated Funds	$178	$130	$704
Expenses:
Administration Fees	43	9	126
Investment Advisory Fees	21	5	63
Administrative Servicing Fees — Class I	5	—	6
Distribution Fees — Class D	—	—	20
Shareholder Servicing Fees — Class D	—	—	7
Trustees’ Fees	—	—	—
Chief Compliance Officer Fees	—	—	—
Registration Fees	5	1	13
Printing Fees	4	1	11
Professional Fees	2	1	7
Custodian/Wire Agent Fees	1	—	2
Other Expenses	1	—	2
Total Expenses	82	17	257
Less:
Administration Fees Waived	(43)	(9)	(126)
Reimbursement from Administrator	(12)	(3)	(35)
Waiver of Shareholder Servicing Fees — Class D	—	—	(2)
Net Expenses	27	5	94
Net Investment Income	151	125	610
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net Realized Gain from Sales of Affiliated Funds	271	549	1,209
Net Realized Gain on Foreign Currency Transactions	50	—	147
Net Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(4)	(409)	(32)
Net Change in Unrealized Appreciation on Foreign Currency Translation	3	—	8
Net Realized and Unrealized Gain from Affiliated Funds	320	140	1,332
Net Increase in Net Assets Resulting from Operations	$471	$265	$1,942

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

30	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014

Conservative Strategy Allocation Fund	Moderate Strategy Fund	Moderate Strategy Allocation Fund

$512	$1,541	$632

42	268	83
21	134	42
—	11	—
—	11	—
—	3	—
—	1	—
—	1	—
4	28	7
4	23	7
2	15	5
1	4	1
—	4	1
74	503	146

(42)	(268)	(83)
(11)	(75)	(21)
—	(1)	—
21	159	42
491	1,382	590

1,394	2,166	1,393
—	737	—
(653)	2,042	425
—	43	—
741	4,988	1,818
$1,232	$6,370	$2,408

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014	31

Statements of Operations ($ Thousands)

For the six months ended September 30, 2014 (Unaudited)

	Aggressive Strategy Fund	Tax-Managed Aggressive Strategy Fund	Core Market Strategy Fund
Investment Income:
Income Distributions from Affiliated Funds	$1,175	$234	$732
Expenses:
Administration Fees	319	62	117
Investment Advisory Fees	159	31	59
Distribution Fees — Class D	54	—	—
Administrative Servicing Fees — Class I	44	—	—
Shareholder Servicing Fees — Class D	18	—	—
Trustees’ Fees	1	—	—
Chief Compliance Officer Fees	1	—	—
Registration Fees	30	5	11
Printing Fees	28	6	10
Professional Fees	18	3	7
Custodian/Wire Agent Fees	4	1	2
Other Expenses	6	1	2
Total Expenses	682	109	208
Less:
Administration Fees Waived	(319)	(62)	(117)
Reimbursement from Administrator	(86)	(16)	(31)
Waiver of Shareholder Servicing Fees — Class D	(14)	—	—
Net Expenses	263	31	60
Net Investment Income	912	203	672
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net Realized Gain from Sales of Affiliated Funds	4,687	738	1,101
Net Realized Gain on Foreign Currency Transactions	1,200	—	347
Net Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(125)	161	142
Net Change in Unrealized Appreciation on Foreign Currency Translation	87	—	26
Net Realized and Unrealized Gain from Affiliated Funds	5,849	899	1,616
Net Increase in Net Assets Resulting from Operations	$6,761	$1,102	$2,288

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

32	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014

Core Market Strategy Allocation Fund	Market Growth Strategy Fund	Market Growth Strategy Allocation Fund

$91	$1,812	$490

24	383	130
12	191	65
—	24	—
—	18	—
—	8	—
—	1	—
—	1	—
2	37	11
2	34	12
1	21	7
—	5	2
1	6	2
42	729	229

(24)	(383)	(130)
(6)	(104)	(34)
—	(5)	—
12	237	65
79	1,575	425

349	3,673	3,341
—	1,438	—
(26)	818	(1,427)
—	104	—
323	6,033	1,914
$402	$7,608	$2,339

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014	33

Statements of Changes in Net Assets ($ Thousands)

For the six months ended September 30, 2014 (Unaudited) and the year ended March 31, 2014.

	Defensive Strategy Fund		Defensive Strategy Allocation Fund
	4/01/14 - 9/30/14	4/01/13 - 3/31/14	4/01/14 - 9/30/14	4/01/13 - 3/31/14
Operations:
Net Investment Income	$151	$421	$125	$313
Net Realized Gain (Loss) from Affiliated Funds	271	(210)	549	591
Net Realized Gain (Loss) on Foreign Currency Transactions	50	(31)	—	—
Capital Gain Distributions Received from Affiliated Funds	—	243	—	298
Net Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(4)	(313)	(409)	(167)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	3	(3)	—	—
Net Increase in Net Assets Resulting from Operations	471	107	265	1,035
Dividends and Distributions From:
Net Investment Income:
Class A	(93)	(384)	(80)	(390)
Class D	N/A	N/A	N/A	N/A
Class I	(7)	(47)	N/A	N/A
Total Dividends and Distributions	(100)	(431)	(80)	(390)
Capital Share Transactions(1):
Class A
Proceeds from Shares Issued	4,767	16,554	1,007	4,780
Reinvestment of Dividends & Distributions	90	376	75	368
Cost of Shares Redeemed	(7,006)	(21,718)	(2,462)	(6,214)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(2,149)	(4,788)	(1,380)	(1,066)
Class D
Proceeds from Shares Issued	N/A	N/A	N/A	N/A
Reinvestment of Dividends & Distributions	N/A	N/A	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class D Transactions	N/A	N/A	N/A	N/A
Class I
Proceeds from Shares Issued	431	1,948	N/A	N/A
Reinvestment of Dividends & Distributions	8	47	N/A	N/A
Cost of Shares Redeemed	(1,377)	(3,948)	N/A	N/A
Decrease in Net Assets Derived from Class I Transactions	(938)	(1,953)	N/A	N/A
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(3,087)	(6,741)	(1,380)	(1,066)
Net Increase (Decrease) in Net Assets	(2,716)	(7,065)	(1,195)	(421)
Net Assets:
Beginning of Period	43,877	50,942	10,290	10,711
End of Period	$41,161	$43,877	$9,095	$10,290
Undistributed Net Investment Income Included in Net Assets at End of Period	$92	$41	$48	$3

(1)	For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

34	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014

Conservative Strategy Fund		Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
4/01/14 - 9/30/14	4/01/13 - 3/31/14	4/01/14 - 9/30/14	4/01/13 - 3/31/14	4/01/14 - 9/30/14	4/01/13 - 3/31/14	4/01/14 - 9/30/14	4/01/13 - 3/31/14

$610	$2,009	$491	$1,055	$1,382	$4,927	$590	$1,421
1,209	349	1,394	(173)	2,166	5,787	1,393	841
147	(88)	—	—	737	(405)	—	—
—	1,526	—	1,319	—	5,561	—	2,516
(32)	(971)	(653)	1,825	2,042	(6,951)	425	6,179
8	(8)	—	—	43	(10)	—	—
1,942	2,817	1,232	4,026	6,370	8,909	2,408	10,957

(408)	(2,081)	(321)	(1,373)	(930)	(5,362)	(413)	(1,973)
(5)	(49)	N/A	N/A	(3)	(37)	N/A	N/A
(14)	(85)	N/A	N/A	(25)	(185)	N/A	N/A
(427)	(2,215)	(321)	(1,373)	(958)	(5,584)	(413)	(1,973)

8,317	40,267	4,024	18,810	21,258	46,351	10,312	22,576
379	1,960	282	1,217	878	5,068	380	1,823
(16,126)	(46,951)	(5,205)	(18,589)	(25,664)	(81,687)	(10,145)	(19,831)
(7,430)	(4,724)	(899)	1,438	(3,528)	(30,268)	547	4,568

238	4,856	N/A	N/A	160	1,811	N/A	N/A
5	48	N/A	N/A	3	36	N/A	N/A
(230)	(809)	N/A	N/A	(270)	(621)	N/A	N/A
13	4,095	N/A	N/A	(107)	1,226	N/A	N/A

270	2,452	N/A	N/A	1,077	4,466	N/A	N/A
14	85	N/A	N/A	25	185	N/A	N/A
(905)	(2,911)	N/A	N/A	(1,905)	(8,253)	N/A	N/A
(621)	(374)	N/A	N/A	(803)	(3,602)	N/A	N/A
(8,038)	(1,003)	(899)	1,438	(4,438)	(32,644)	547	4,568
(6,523)	(401)	12	4,091	974	(29,319)	2,542	13,552

128,738	129,139	41,195	37,104	265,232	294,551	83,017	69,465
$122,215	$128,738	$41,207	$41,195	$266,206	$265,232	$85,559	$83,017
$327	$144	$176	$6	$919	$495	$184	$7

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014	35

Statements of Changes in Net Assets ($ Thousands)

For the six months ended September 30, 2014 (Unaudited) and the year ended March 31, 2014.

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund
	4/01/14 - 9/30/14	4/01/13 - 3/31/14	4/01/14 - 9/30/14	4/01/13 - 3/31/14
Operations:
Net Investment Income	$912	$2,835	$203	$561
Net Realized Gain from Affiliated Funds	4,687	7,757	738	26
Net Realized Gain (Loss) on Foreign Currency Transactions	1,200	(768)	—	—
Capital Gain Distributions Received from Affiliated Funds	—	10,405	—	395
Net Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(125)	14,139	161	8,078
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	87	8	—	—
Net Increase in Net Assets Resulting from Operations	6,761	34,376	1,102	9,060
Dividends and Distributions From:
Net Investment Income:
Class A	(642)	(4,190)	(153)	(630)
Class D	(4)	(145)	N/A	N/A
Class I	(62)	(634)	N/A	N/A
Total Dividends and Distributions	(708)	(4,969)	(153)	(630)
Capital Share Transactions(1):
Class A
Proceeds from Shares Issued	18,703	57,485	4,299	16,115
Reinvestment of Dividends & Distributions	600	3,959	148	615
Cost of Shares Redeemed	(24,963)	(68,671)	(2,977)	(9,547)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(5,660)	(7,227)	1,470	7,183
Class D
Proceeds from Shares Issued	765	2,806	N/A	N/A
Reinvestment of Dividends & Distributions	4	141	N/A	N/A
Cost of Shares Redeemed	(391)	(2,711)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class D Transactions	378	236	N/A	N/A
Class I
Proceeds from Shares Issued	2,646	9,172	N/A	N/A
Reinvestment of Dividends & Distributions	62	634	N/A	N/A
Cost of Shares Redeemed	(9,908)	(16,884)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	(7,200)	(7,078)	N/A	N/A
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(12,482)	(14,069)	1,470	7,183
Net Increase (Decrease) in Net Assets	(6,429)	15,338	2,419	15,613
Net Assets:
Beginning of Period	317,891	302,553	59,744	44,131
End of Period	$311,462	$317,891	$62,163	$59,744
Undistributed Net Investment Income Included in Net Assets at End of Period	$415	$211	$52	$2

(1)	For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

36	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014

Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
4/01/14 - 9/30/14	4/01/13 - 3/31/14	4/01/14 - 9/30/14	4/01/13 - 3/31/14	4/01/14 - 9/30/14	4/01/13 - 3/31/14	04/01/14 - 09/30/14	04/01/13 - 03/31/14

$672	$1,373	$79	$225	$1,575	$3,970	$425	$1,217
1,101	120	349	198	3,673	6,207	3,341	1,233
347	(181)	—	—	1,438	(846)	—	—
—	1,986	—	154	—	9,114	—	846
142	2,220	(26)	3,044	818	8,003	(1,427)	16,377
26	(3)	—	—	104	—	—	—
2,288	5,515	402	3,621	7,608	26,448	2,339	19,673

(428)	(1,737)	(59)	(252)	(1,041)	(5,314)	(320)	(1,364)
N/A	N/A	N/A	N/A	(4)	(63)	N/A	N/A
(1)	(4)	N/A	N/A	(31)	(214)	N/A	N/A
(429)	(1,741)	(59)	(252)	(1,076)	(5,591)	(320)	(1,364)

11,679	41,046	3,741	7,754	28,462	82,297	11,369	28,934
341	1,500	58	250	982	5,087	299	1,301
(10,675)	(32,054)	(1,672)	(7,488)	(33,340)	(107,272)	(11,369)	(20,790)
1,345	10,492	2,127	516	(3,896)	(19,888)	299	9,445

N/A	N/A	N/A	N/A	224	1,551	N/A	N/A
N/A	N/A	N/A	N/A	4	60	N/A	N/A
N/A	N/A	N/A	N/A	(1,483)	(1,294)	N/A	N/A
N/A	N/A	N/A	N/A	(1,255)	317	N/A	N/A

102	216	N/A	N/A	779	3,579	N/A	N/A
1	4	N/A	N/A	31	215	N/A	N/A
(41)	(74)	N/A	N/A	(3,502)	(6,550)	N/A	N/A
62	146	N/A	N/A	(2,692)	(2,756)	N/A	N/A
1,407	10,638	2,127	516	(7,843)	(22,327)	299	9,445
3,266	14,412	2,470	3,885	(1,311)	(1,470)	2,318	27,754

113,050	98,638	22,919	19,034	377,981	379,451	126,112	98,358
$116,316	$113,050	$25,389	$22,919	$376,670	$377,981	$128,430	$126,112
$362	$119	$21	$1	$976	$477	$109	$4

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014	37

Financial Highlights ($ Thousands)

For six months ended September 30, 2014 (Unaudited) and the periods ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Total Dividends	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets***‡	Ratio of Expenses to Average Net Assets (Excluding Waivers)***	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Defensive Strategy Fund
Class A
2014@	$9.74	$0.04	$0.07	$0.11	$(0.02)	$(0.02)	$9.83	1.16%	$37,005	0.10%	0.36%	0.73%	9%
2014	9.80	0.09	(0.06)	0.03	(0.09)	(0.09)	9.74	0.36	38,819	0.11	0.36	0.93	60
2013	9.62	0.11	0.24	0.35	(0.17)	(0.17)	9.80	3.63	43,880	0.11	0.38	1.14	56
2012	9.52	0.13	0.13	0.26	(0.16)	(0.16)	9.62	2.77	34,240	0.12	0.38	1.36	48
2011	9.39	0.12	0.19	0.31	(0.18)	(0.18)	9.52	3.35	33,776	0.11	0.37	1.32	73
2010	9.01	0.09	0.39	0.48	(0.10)	(0.10)	9.39	5.40	42,902	0.10	0.35	1.03	108
Class I
2014@	$9.59	$0.02	$0.08	$0.10	$(0.02)	$(0.02)	$9.67	1.01%	$4,156	0.35%	0.61%	0.48%	9%
2014	9.64	0.06	(0.04)	0.02	(0.07)	(0.07)	9.59	0.21	5,058	0.36	0.61	0.67	60
2013	9.48	0.11	0.20	0.31	(0.15)	(0.15)	9.64	3.28	7,062	0.36	0.63	1.19	56
2012	9.38	0.11	0.13	0.24	(0.14)	(0.14)	9.48	2.58	24	0.37	0.63	1.13	48
2011	9.35	0.01	0.20	0.21	(0.18)	(0.18)	9.38	2.27	5	0.36	0.70	3.15	73
2010	9.04	0.03	0.38	0.41	(0.10)	(0.10)	9.35	4.60 (1)	—	0.10 ††	0.35	0.29	108
Defensive Strategy Allocation Fund
Class A
2014@	$13.86	$0.19	$0.19	$0.38	$(0.12)	$(0.12)	$14.12	2.76%	$9,095	0.10%	0.36%	2.63%	12%
2014	12.98	0.39	0.99	1.38	(0.50)	(0.50)	13.86	10.83	10,290	0.11	0.36	2.94	64
2013	11.66	0.42	1.32	1.74	(0.42)	(0.42)	12.98	15.23	10,711	0.11	0.38	3.46	54
2012	11.14	0.38	0.53	0.91	(0.39)	(0.39)	11.66	8.46	10,471	0.12	0.38	3.42	72
2011	9.84	0.42	1.34	1.76	(0.46)	(0.46)	11.14	18.38	9,715	0.11	0.37	4.14	72
2010	6.42	0.37	3.45	3.82	(0.40)	(0.40)	9.84	60.22	9,691	0.10	0.36	4.43	100
Conservative Strategy Fund
Class A
2014@	$10.31	$0.05	$0.11	$0.16	$(0.04)	$(0.04)	$10.43	1.52%	$112,144	0.10%	0.36%	1.01%	6%
2014	10.25	0.16	0.08	0.24	(0.18)	(0.18)	10.31	2.39	118,163	0.11	0.36	1.60	47
2013	9.85	0.18	0.45	0.63	(0.23)	(0.23)	10.25	6.49	122,319	0.11	0.38	1.77	62
2012	9.68	0.18	0.21	0.39	(0.22)	(0.22)	9.85	4.10	117,365	0.12	0.38	1.84	61
2011	9.38	0.19	0.36	0.55	(0.25)	(0.25)	9.68	5.89	120,659	0.11	0.37	1.95	110
2010	8.13	0.22	1.26	1.48	(0.23)	(0.23)	9.38	18.35	108,272	0.10	0.35	2.44	81
Class D
2014@	$10.31	$—	$0.11	$0.11	$(0.01)	$(0.01)	$10.41	1.08%	$5,249	1.04%	1.36%	0.08%	6%
2014	10.26	0.08	0.06	0.14	(0.09)	(0.09)	10.31	1.41	5,186	1.04	1.36	0.74	47
2013	9.86	0.07	0.47	0.54	(0.14)	(0.14)	10.26	5.48	1,078	1.04	1.38	0.70	62
2012	9.68	0.09	0.21	0.30	(0.12)	(0.12)	9.86	3.16	1,450	1.07	1.38	0.88	61
2011**	9.69	0.01	0.02	0.03	(0.04)	(0.04)	9.68	0.26	1,956	1.11	1.55	10.56	110
Class I
2014@	$10.47	$0.04	$0.11	$0.15	$(0.03)	$(0.03)	$10.59	1.43%	$4,822	0.35%	0.61%	0.76%	6%
2014	10.41	0.14	0.07	0.21	(0.15)	(0.15)	10.47	2.09	5,389	0.36	0.61	1.32	47
2013	9.99	0.15	0.47	0.62	(0.20)	(0.20)	10.41	6.31	5,742	0.36	0.63	1.52	62
2012	9.82	0.16	0.21	0.37	(0.20)	(0.20)	9.99	3.78	5,067	0.37	0.63	1.61	61
2011	9.52	0.18	0.34	0.52	(0.22)	(0.22)	9.82	5.57	5,494	0.36	0.62	1.86	110
2010	8.25	0.20	1.28	1.48	(0.21)	(0.21)	9.52	18.05	2,118	0.35	0.60	2.23	81
Conservative Strategy Allocation Fund
Class A
2014@	$13.58	$0.16	$0.25	$0.41	$(0.11)	$(0.11)	$13.88	2.99%	$41,207	0.10%	0.35%	2.34%	11%
2014	12.60	0.34	1.09	1.43	(0.45)	(0.45)	13.58	11.61	41,195	0.11	0.36	2.64	64
2013	11.25	0.37	1.34	1.71	(0.36)	(0.36)	12.60	15.47	37,104	0.11	0.38	3.15	37
2012	10.67	0.32	0.59	0.91	(0.33)	(0.33)	11.25	8.77	28,317	0.12	0.38	3.02	61
2011	9.34	0.36	1.36	1.72	(0.39)	(0.39)	10.67	18.83	24,287	0.11	0.37	3.70	65
2010	6.08	0.32	3.27	3.59	(0.33)	(0.33)	9.34	59.74	23,076	0.10	0.36	3.98	95

38	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets***‡	Ratio of Expenses to Average Net Assets (Excluding Waivers)***	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Moderate Strategy Fund
Class A
2014@	$11.39	$0.06	$0.22		$0.28	$(0.04)	$—	$(0.04)	$11.63	2.47%	$255,216	0.10%	0.36%	1.05%	8%
2014	11.25	0.20	0.17		0.37	(0.23)	—	(0.23)	11.39	3.34	253,566	0.11	0.36	1.76	47
2013	10.59	0.21	0.75		0.96	(0.30)	—	(0.30)	11.25	9.16	280,634	0.11	0.38	1.97	68
2012	10.29	0.23	0.36		0.59	(0.29)	—	(0.29)	10.59	5.83	270,940	0.12	0.38	2.23	54
2011	9.79	0.23	0.60		0.83	(0.33)	—	(0.33)	10.29	8.58	286,732	0.11	0.37	2.27	79
2010	7.70	0.26	2.22		2.48	(0.27)	(0.12)	(0.39)	9.79	32.56	305,249	0.10	0.36	2.82	98
Class D
2014@	$11.38	$0.01	$0.21		$0.22	$(0.01)	$—	$(0.01)	$11.59	1.95%	$2,914	1.01%	1.36%	0.15%	8%
2014	11.25	0.10	0.18		0.28	(0.15)	—	(0.15)	11.38	2.48	2,964	1.01	1.36	0.93	47
2013	10.60	0.12	0.74		0.86	(0.21)	—	(0.21)	11.25	8.17	1,713	0.96	1.38	1.10	68
2012	10.29	0.13	0.37		0.50	(0.19)	—	(0.19)	10.60	4.90	1,513	1.07	1.38	1.22	54
2011**	10.28	0.02	0.04		0.06	(0.05)	—	(0.05)	10.29	0.60	1,691	1.11	1.66	13.95	79
Class I
2014@	$11.67	$0.05	$0.22		$0.27	$(0.03)	$—	$(0.03)	$11.91	2.35%	$8,076	0.35%	0.61%	0.80%	8%
2014	11.52	0.17	0.18		0.35	(0.20)	—	(0.20)	11.67	3.08	8,702	0.36	0.61	1.46	47
2013	10.84	0.20	0.75		0.95	(0.27)	—	(0.27)	11.52	8.89	12,204	0.36	0.63	1.84	68
2012	10.53	0.21	0.36		0.57	(0.26)	—	(0.26)	10.84	5.54	7,269	0.37	0.63	2.01	54
2011	10.01	0.23	0.59		0.82	(0.30)	—	(0.30)	10.53	8.36	6,239	0.36	0.63	2.30	79
2010	7.87	0.24	2.27		2.51	(0.25)	(0.12)	(0.37)	10.01	32.18	2,075	0.35	0.61	2.62	98
Moderate Strategy Allocation Fund
Class A
2014@	$18.28	$0.13	$0.42		$0.55	$(0.09)	$—	$(0.09)	$18.74	3.03%	$85,559	0.10%	0.35%	1.42%	12%
2014	16.21	0.33	2.20		2.53	(0.46)	—	(0.46)	18.28	15.77	83,017	0.11	0.36	1.93	41
2013	14.36	0.34	1.86		2.20	(0.35)	—	(0.35)	16.21	15.58	69,465	0.11	0.38	2.32	48
2012	13.66	0.30	0.70		1.00	(0.30)	—	(0.30)	14.36	7.52	71,572	0.12	0.38	2.22	67
2011	11.98	0.30	1.70		2.00	(0.32)	—	(0.32)	13.66	17.02	64,585	0.11	0.37	2.46	42
2010	8.15	0.26	3.85		4.11	(0.28)	—	(0.28)	11.98	50.78	68,844	0.10	0.36	2.54	57
Aggressive Strategy Fund
Class A
2014@	$12.93	$0.04	$0.24		$0.28	$(0.03)	$—	$(0.03)	$13.18	2.17%	$264,168	0.10%	0.35%	0.64%	10%
2014	11.75	0.12	1.26		1.38	(0.20)	—	(0.20)	12.93	11.83	264,665	0.11	0.36	0.99	50
2013	10.83	0.17	1.02		1.19	(0.27)	—	(0.27)	11.75	11.17	247,732	0.11	0.38	1.57	74
2012	10.69	0.18	0.26		0.44	(0.30)	—	(0.30)	10.83	4.37	263,957	0.12	0.37	1.79	54
2011	9.74	0.18	1.17		1.35	(0.40)	—	(0.40)	10.69	14.12	326,069	0.11	0.37	1.80	120
2010	6.50	0.17	3.26		3.43	(0.19)	—	(0.19)	9.74	52.97	282,138	0.10	0.36	1.93	121
Class D
2014@	$12.90	$(0.01)	$0.23		$0.22	$— (3)	$—	$— (3)	$13.12	1.73%	$14,477	0.91%	1.35%	(0.17)%	10%
2014	11.75	0.02	1.27		1.29	(0.14)	—	(0.14)	12.90	11.01	13,859	0.88	1.36	0.20	50
2013	10.83	0.09	1.02		1.11	(0.19)	—	(0.19)	11.75	10.34	12,425	0.86	1.38	0.83	74
2012	10.69	0.08	0.26		0.34	(0.20)	—	(0.20)	10.83	3.35	13,494	1.07	1.37	0.83	54
2011**	10.61	0.02	0.09		0.11	(0.03)	—	(0.03)	10.69	1.00	17,033	1.11	1.45	16.77	120
Class I
2014@	$12.62	$0.02	$0.24		$0.26	$(0.02)	$—	$(0.02)	$12.86	2.08%	$32,817	0.35%	0.60%	0.38%	10%
2014	11.48	0.09	1.23		1.32	(0.18)	—	(0.18)	12.62	11.55	39,367	0.36	0.61	0.74	50
2013	10.58	0.13	1.01		1.14	(0.24)	—	(0.24)	11.48	10.97	42,396	0.36	0.63	1.27	74
2012	10.46	0.16	0.23		0.39	(0.27)	—	(0.27)	10.58	4.01	47,553	0.37	0.62	1.61	54
2011	9.54	0.22	1.08		1.30	(0.38)	—	(0.38)	10.46	13.87	54,914	0.36	0.63	2.27	120
2010	6.37	0.15	3.19		3.34	(0.17)	—	(0.17)	9.54	52.61	9,397	0.35	0.61	1.78	121
Tax-Managed Aggressive Strategy Fund
Class A
2014@	$17.13	$0.06	$0.25		$0.31	$(0.04)	$—	$(0.04)	$17.40	1.82%	$62,163	0.10%	0.35%	0.65%	7%
2014	14.52	0.17	2.63		2.80	(0.19)	—	(0.19)	17.13	19.39	59,744	0.11	0.36	1.10	37
2013	13.14	0.21	1.39		1.60	(0.22)	—	(0.22)	14.52	12.32	44,131	0.11	0.38	1.59	34
2012	12.90	0.18	0.25	^	0.43	(0.19)	—	(0.19)	13.14	3.51	45,700	0.12	0.38	1.44	45
2011	11.30	0.17	1.60		1.77	(0.17)	—	(0.17)	12.90	15.86	59,522	0.11	0.37	1.44	49
2010	7.47	0.15	3.84		3.99	(0.16)	—	(0.16)	11.30	53.66	51,330	0.10	0.36	1.53	40

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014	39

Financial Highlights ($ Thousands)

For six months ended September 30, 2014 (Unaudited) and the periods ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Total Dividends	Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets***‡	Ratio of Expenses to Average Net Assets (Excluding Waivers)***	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Core Market Strategy Fund
Class A
2014@	$11.36	$0.07	$0.16	$0.23	$(0.04)	$(0.04)	$11.55	2.04%		$115,926	0.10%	0.35%	1.15%	10%
2014	10.96	0.15	0.43	0.58	(0.18)	(0.18)	11.36	5.39		112,776	0.11	0.36	1.33	52
2013	10.39	0.21	0.70	0.91	(0.34)	(0.34)	10.96	8.88		98,471	0.11	0.38	2.01	86
2012	10.19	0.25	0.33	0.58	(0.38)	(0.38)	10.39	5.94		82,413	0.12	0.38	2.53	82
2011	9.57	0.26	0.84	1.10	(0.48)	(0.48)	10.19	11.79		83,453	0.11	0.37	2.65	98
2010	7.47	0.25	2.13	2.38	(0.28)	(0.28)	9.57	32.15		77,116	0.10	0.36	2.81	148
Class I
2014@	$11.84	$0.05	$0.17	$0.22	$(0.03)	$(0.03)	$12.03	1.89%		$390	0.35%	0.60%	0.89%	10%
2014	11.42	0.14	0.44	0.58	(0.16)	(0.16)	11.84	5.10		323	0.36	0.61	1.18	52
2013	10.81	0.13	0.79	0.92	(0.31)	(0.31)	11.42	8.63		167	0.36	0.63	1.16	86
2012	10.59	0.21	0.36	0.57	(0.35)	(0.35)	10.81	5.64		294	0.37	0.63	2.04	82
2011	9.90	0.34	0.83	1.17	(0.48)	(0.48)	10.59	12.09		322	0.36	0.68	3.27	98
2010	7.68	0.30	2.20	2.50	(0.28)	(0.28)	9.90	32.84	(1)(2)	—	0.10 ††	0.36	3.24	148
Core Market Strategy Allocation Fund
Class A
2014@	$15.53	$0.05	$0.24	$0.29	$(0.04)	$(0.04)	$15.78	1.85%		$25,389	0.10%	0.35%	0.65%	8%
2014	13.17	0.16	2.37	2.53	(0.17)	(0.17)	15.53	19.32		22,919	0.11	0.36	1.09	49
2013	11.93	0.20	1.24	1.44	(0.20)	(0.20)	13.17	12.21		19,034	0.11	0.38	1.63	43
2012	11.68	0.17	0.25	0.42	(0.17)	(0.17)	11.93	3.77		16,618	0.12	0.38	1.49	52
2011	10.26	0.15	1.43	1.58	(0.16)	(0.16)	11.68	15.54		18,188	0.11	0.37	1.44	50
2010	6.78	0.14	3.49	3.63	(0.15)	(0.15)	10.26	53.70		17,431	0.10	0.36	1.54	48
Market Growth Strategy Fund
Class A
2014@	$11.91	$0.05	$0.20	$0.25	$(0.04)	$(0.04)	$12.12	2.05%		$357,669	0.10%	0.35%	0.85%	10%
2014	11.27	0.12	0.69	0.81	(0.17)	(0.17)	11.91	7.27		355,359	0.11	0.36	1.08	50
2013	10.60	0.19	0.78	0.97	(0.30)	(0.30)	11.27	9.36		355,650	0.11	0.38	1.77	85
2012	10.47	0.22	0.26	0.48	(0.35)	(0.35)	10.60	4.83		391,812	0.12	0.38	2.21	73
2011	9.64	0.21	1.05	1.26	(0.43)	(0.43)	10.47	13.42		453,836	0.11	0.37	2.19	118
2010	6.94	0.21	2.72	2.93	(0.23)	(0.23)	9.64	42.56		441,929	0.10	0.36	2.38	136
Class D
2014@	$11.88	$—	$0.20	$0.20	$(0.01)	$(0.01)	$12.07	1.66%		$6,238	0.93%	1.35%	0.01%	10%
2014	11.27	0.03	0.68	0.71	(0.10)	(0.10)	11.88	6.37		7,391	0.94	1.36	0.25	50
2013	10.61	0.11	0.77	0.88	(0.22)	(0.22)	11.27	8.44		6,704	0.86	1.38	0.99	85
2012	10.47	0.11	0.28	0.39	(0.25)	(0.25)	10.61	3.87		7,190	1.07	1.38	1.05	73
2011**	10.42	0.01	0.08	0.09	(0.04)	(0.04)	10.47	0.85		11,760	1.11	1.51	12.72	118
Class I
2014@	$11.75	$0.04	$0.19	$0.23	$(0.03)	$(0.03)	$11.95	1.93%		$12,763	0.35%	0.60%	0.59%	10%
2014	11.12	0.09	0.69	0.78	(0.15)	(0.15)	11.75	7.04		15,231	0.36	0.61	0.80	50
2013	10.46	0.10	0.83	0.93	(0.27)	(0.27)	11.12	9.06		17,097	0.36	0.63	1.00	85
2012	10.33	0.20	0.25	0.45	(0.32)	(0.32)	10.46	4.64		38,904	0.37	0.63	1.98	73
2011	9.53	0.22	0.99	1.21	(0.41)	(0.41)	10.33	13.01		42,680	0.36	0.63	2.28	118
2010	6.87	0.19	2.68	2.87	(0.21)	(0.21)	9.53	42.07		10,249	0.35	0.61	2.16	136
Market Growth Strategy Allocation Fund
Class A
2014@	$18.71	$0.06	$0.28	$0.34	$(0.05)	$(0.05)	$19.00	1.79%		$128,430	0.10%	0.35%	0.65%	10%
2014	15.86	0.19	2.87	3.06	(0.21)	(0.21)	18.71	19.37		126,112	0.11	0.36	1.10	34
2013	14.37	0.23	1.50	1.73	(0.24)	(0.24)	15.86	12.19		98,358	0.11	0.38	1.60	34
2012	14.04	0.20	0.34	0.54	(0.21)	(0.21)	14.37	3.98		92,034	0.12	0.38	1.51	44
2011	12.33	0.18	1.72	1.90	(0.19)	(0.19)	14.04	15.58		95,416	0.11	0.37	1.43	36
2010	8.15	0.17	4.18	4.35	(0.17)	(0.17)	12.33	53.65		97,665	0.10	0.36	1.55	41

(1)	Class I shares have not been marketed and have a limited number of shares outstanding.
(2)	The total return in Class I exceeds Class A due to rounding.
(3)	Amount represents less than $0.01 per share.
*	Per share calculations were performed using average shares.
**	Class D commenced operations on March 25, 2011. All ratios have been annualized.
***	The expense ratios do not include expenses of the underlying affiliated investment companies.
@	For the six month period ended September 30, 2014 (Unaudited). All ratios for the period have been annualized.
†	Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Excludes a 0.25% Administrative Servicing Fee which was not being charged to the Class due to the immaterial amount.
‡	The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary or reimbursement agreement. Had the fees been excluded the ratios would have been 0.10%, 1.10%, and 0.35% for Classes A, D, and I, respectively.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized losses for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

40	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014

Notes to Financial Statements (Unaudited)

September 30, 2014

1. ORGANIZATION

SEI Asset Allocation Trust (the “Trust”) is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company with twelve funds: Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax- Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund (each a “Fund,” collectively the “Funds”). Each Fund is a “fund of funds” and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class A, Class D and Class I Shares; Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class A Shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectuses provide a description of each Fund’s investment objective and strategies.

As of September 30, 2014, the Class D shares of Defensive Strategy Fund and Core Market Strategy Fund had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the six-month period ended September 30, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

During the six-month period ended September 30, 2014, there were no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Related Income — Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets.

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014	41

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2014

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. It is the Funds’ policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward foreign currency contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the forward foreign currency contracts. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of September 30, 2014, if applicable.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on each Fund’s average daily net assets.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust. Pursuant to Rule 12b-1 under the 1940 Act, the Funds have adopted a distribution and shareholder services plan (the Distribution Plan) with respect to Class D Shares that allows Class D Shares to pay fees to service providers, based on average daily net assets of the Class D Shares, to compensate them for distribution services or shareholder services with respect to Class D Shares.

In addition, the Funds have adopted a shareholder services plan (the Service Plan) with respect to Class D Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class D Shares, in connection with the ongoing servicing of shareholder accounts owning such Shares. The Funds have also adopted an administrative services plan and agreement (the “Administrative Service Plan”) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Funds’ Distribution, Service and Administrative Service Plans provide that distribution fees, shareholder service fees and administrative service fees, as applicable, will be paid to SIDCo., which may then be used by SIDCO to compensate financial intermediaries for providing distribution, shareholder services or administrative services with respect to the Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive all or a portion of their fees in order to keep total annual fund operating expenses (exclusive of acquired fund fees and expenses, interest from borrowings, brokerage commissions, taxes, trustees fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. These waivers and reimbursements are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies.

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fees	Administration Fees	Shareholder Servicing Fees	Administrative Servicing Fees	Distribution Fees*	Voluntary Expense Limitations
Defensive Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Class I	0.10%	0.20%	—	0.25%	—	0.35%
Defensive Strategy Allocation Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Conservative Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Class D	0.10%	0.20%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.20%	—	0.25%		0.35%

42	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014

	Advisory Fees	Administration Fees	Shareholder Servicing Fees	Administrative Servicing Fees	Distribution Fees*	Voluntary Expense Limitations
Conservative Strategy Allocation Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Moderate Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Class D	0.10%	0.20%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.20%	—	0.25%	—	0.35%
Moderate Strategy Allocation Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Aggressive Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Class D	0.10%	0.20%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.20%	—	0.25%	—	0.35%
Tax-Managed Aggressive Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Core Market Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Class I	0.10%	0.20%	—	0.25%	—	0.35%
Core Market Strategy Allocation Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Market Growth Strategy Fund
Class A	0.10%	0.20%	—	—	—	0.10%
Class D	0.10%	0.20%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.20%	—	0.25%	—	0.35%
Market Growth Strategy Allocation Fund
Class A	0.10%	0.20%	—	—	—	0.10%

*	These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

As of and for the six months ended September 30, 2014, the Trust did not participate in the Program.

Other — Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator, the Adviser and/or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the six month period ended September 30, 2014 (Unaudited) and the year ended March 31, 2014

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund
	4/01/14 - 9/30/14	04/01/13 - 03/31/14	4/01/14 - 9/30/14	04/01/13 - 03/31/14	4/01/14 - 9/30/14	04/01/13 - 03/31/14
Shares Issued and Redeemed:
Class A:
Shares Issued	485	1,703	71	362	798	3,942
Shares Issued in Lieu of Cash Distributions	9	39	5	28	36	193
Shares Redeemed	(713)	(2,238)	(174)	(473)	(1,546)	(4,609)
Total Class A Transactions	(219)	(496)	(98)	(83)	(712)	(474)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014	43

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2014

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund
	4/01/14 - 9/30/14	04/01/13 - 03/31/14	4/01/14 - 9/30/14	04/01/13 - 03/31/14	4/01/14 - 9/30/14	04/01/13 - 03/31/14
Class D:
Shares Issued	N/A	N/A	N/A	N/A	26	472
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	1	5
Shares Redeemed	N/A	N/A	N/A	N/A	(86)	(79)
Total Class D Transactions	N/A	N/A	N/A	N/A	(59)	398
Class I:
Shares Issued	45	204	N/A	N/A	23	236
Shares Issued in Lieu of Cash Distributions	1	5	N/A	N/A	—	8
Shares Redeemed	(143)	(414)	N/A	N/A	(22)	(282)
Total Class I Transactions	(97)	(205)	N/A	N/A	1	(38)
Decrease in Capital Shares	(316)	(701)	(98)	(83)	(770)	(114)

	Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
	4/01/14 - 9/30/14	04/01/13 - 03/31/14	4/01/14 - 9/30/14	04/01/13 - 03/31/14	4/01/14 - 9/30/14	04/01/13 - 03/31/14
Shares Issued and Redeemed:
Class A:
Shares Issued	289	1,453	1,826	4,139	549	1,326
Shares Issued in Lieu of Cash Distributions	20	94	75	454	20	105
Shares Redeemed	(374)	(1,458)	(2,213)	(7,280)	(546)	(1,175)
Total Class A Transactions	(65)	89	(312)	(2,687)	23	256
Class D:
Shares Issued	N/A	N/A	14	161	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	—	3	N/A	N/A
Shares Redeemed	N/A	N/A	(23)	(56)	N/A	N/A
Total Class D Transactions	N/A	N/A	(9)	108	N/A	N/A
Class I:
Shares Issued	N/A	N/A	91	388	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	2	16	N/A	N/A
Shares Redeemed	N/A	N/A	(161)	(718)	N/A	N/A
Total Class I Transactions	N/A	N/A	(68)	(314)	N/A	N/A
Increase (Decrease) in Capital Shares	(65)	89	(389)	(2,893)	23	256

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund		Core Market Strategy Fund
	4/01/14 - 9/30/14	04/01/13 - 03/31/14	4/01/14 - 9/30/14	04/01/13 - 03/31/14	4/01/14 - 9/30/14	04/01/13 - 03/31/14
Shares Issued and Redeemed:
Class A:
Shares Issued	1,408	4,660	247	1,004	1,006	3,705
Shares Issued in Lieu of Cash Distributions	44	315	9	38	29	136
Shares Redeemed	(1,882)	(5,596)	(171)	(593)	(918)	(2,900)
Total Class A Transactions	(430)	(621)	85	449	117	941
Class D:
Shares Issued	58	231	N/A	N/A	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	11	N/A	N/A	N/A	N/A
Shares Redeemed	(30)	(225)	N/A	N/A	N/A	N/A
Total Class D Transactions	28	17	N/A	N/A	N/A	N/A
Class I:
Shares Issued	203	778	N/A	N/A	8	19
Shares Issued in Lieu of Cash Distributions	5	52	N/A	N/A	—	—
Shares Redeemed	(775)	(1,405)	N/A	N/A	(3)	(7)
Total Class I Transactions	(567)	(575)	N/A	N/A	5	12
Increase (Decrease) in Capital Shares	(969)	(1,179)	85	449	122	953

44	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014

	Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
	4/01/14 - 9/30/14	04/01/13 - 03/31/14	4/01/14 - 9/30/14	04/01/13 - 03/31/14	4/01/14 - 9/30/14	04/01/13 - 03/31/14
Shares Issued and Redeemed:
Class A:
Shares Issued	235	545	2,334	7,146	598	1,679
Shares Issued in Lieu of Cash Distributions	4	17	79	439	15	74
Shares Redeemed	(106)	(531)	(2,737)	(9,302)	(596)	(1,213)
Total Class A Transactions	133	31	(324)	(1,717)	17	540
Class D:
Shares Issued	N/A	N/A	18	134	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	—	5	N/A	N/A
Shares Redeemed	N/A	N/A	(123)	(112)	N/A	N/A
Total Class D Transactions	N/A	N/A	(105)	27	N/A	N/A
Class I:
Shares Issued	N/A	N/A	65	319	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	3	19	N/A	N/A
Shares Redeemed	N/A	N/A	(297)	(578)	N/A	N/A
Total Class I Transactions	N/A	N/A	(229)	(240)	N/A	N/A
Increase (Decrease) in Capital Shares	133	31	(658)	(1,930)	17	540

Amounts designated as “—” are zero or have been rounded to zero.

N/A — Not applicable. Class D and Class I shares currently not offered.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities during the period ended September 30, 2014, were as follows ($ Thousands):

Total
Defensive Strategy Fund
Purchases	$3,054
Sales	5,537
Defensive Strategy Allocation Fund
Purchases	1,108
Sales	2,458
Conservative Strategy Fund
Purchases	6,381
Sales	13,597
Conservative Strategy Allocation Fund
Purchases	4,602
Sales	5,236
Moderate Strategy Fund
Purchases	21,125
Sales	23,827
Moderate Strategy Allocation Fund
Purchases	10,796
Sales	9,866
Aggressive Strategy Fund
Purchases	30,277
Sales	40,476
Tax-Managed Aggressive Strategy Fund
Purchases	6,014
Sales	4,359
Core Market Strategy Fund
Purchases	14,177
Sales	11,851
Core Market Strategy Allocation Fund
Purchases	4,013
Sales	1,814

Total
Market Growth Strategy Fund
Purchases	$37,050
Sales	41,838
Market Growth Strategy Allocation Fund
Purchases	13,272
Sales	12,385

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of March 31, 2014, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014	45

Notes to Financial Statements (Unaudited) (Concluded)

September 30, 2014

credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income (loss), as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to the re-classification of short-term capital gains received from affiliated funds have been reclassified to/from the following accounts as of March 31, 2014 ($ Thousands):

	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in- Capital
Defensive Strategy Fund	$39	$(39)	$—
Defensive Strategy Allocation Fund	76	(76)	—
Conservative Strategy Fund	309	(309)	—
Conservative Strategy Allocation Fund	315	(315)	—
Moderate Strategy Fund	880	(880)	—
Moderate Strategy Allocation Fund	550	(550)	—
Aggressive Strategy Fund	1,977	(1,977)	—
Tax-Managed Aggressive Strategy Fund	69	(69)	—
Core Market Strategy Fund	393	(393)	—
Core Market Strategy Allocation Fund	27	(27)	—
Market Growth Strategy Fund	1,650	(1,650)	—
Market Growth Strategy Allocation Fund	147	(147)	—

The tax character of dividends and distributions declared during the years ended March 31, 2014 and March 31, 2013 were as follows ($ Thousands):

	Ordinary Income		Totals
	2014	2013	2014	2013
Defensive Strategy Fund	$431	$755	$431	$755
Defensive Strategy Allocation Fund	390	361	390	361
Conservative Strategy Fund	2,215	2,862	2,215	2,862
Conservative Strategy Allocation Fund	1,373	996	1,373	996
Moderate Strategy Fund	5,584	7,598	5,584	7,598
Moderate Strategy Allocation Fund	1,973	1,577	1,973	1,577
Aggressive Strategy Fund	4,969	6,777	4,969	6,777
Tax-Managed Aggressive Strategy Fund	630	670	630	670
Core Market Strategy Fund	1,741	2,824	1,741	2,824
Core Market Strategy Allocation Fund	252	276	252	276
Market Growth Strategy Fund	5,591	10,373	5,591	10,373
Market Growth Strategy Allocation Fund	1,364	1,455	1,364	1,455

As of March 31, 2014, the components of Distibutable Earnings (Accumulated Losses) on a tax basis were as follows ($ Thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post-October Losses	Other Temporary Differences	Unrealized Appreciation	Total Distributable Earnings/ (Accumulated Losses)
Defensive Strategy Fund	$38	$—	$(5,140)	$(7)	$3	$1,083	$(4,023)
Defensive Strategy Allocation Fund	2	—	(2,012)	—	—	1,960	(50)
Conservative Strategy Fund	136	—	(22,341)	(12)	8	6,845	(15,364)
Conservative Strategy Allocation Fund	7	—	(7,214)	—	1	12,354	5,148
Moderate Strategy Fund	462	—	(65,094)	(234)	32	17,006	(47,828)
Moderate Strategy Allocation Fund	7	—	(10,077)	—	—	21,354	11,284
Aggressive Strategy Fund	163	—	(149,408)	—	47	60,135	(89,063)
Tax-Managed Aggressive Strategy Fund	2	—	(20,255)	—	1	25,852	5,600
Core Market Strategy Fund	105	—	(8,647)	—	13	8,502	(27)
Core Market Strategy Allocation Fund	1	—	(5,039)	—	—	9,926	4,888
Market Growth Strategy Fund	420	—	(162,931)	—	57	51,016	(111,438)
Market Growth Strategy Allocation Fund	4	—	(38,584)	—	—	51,569	12,989

Post-October losses represent losses realized on investments from November 1, 2013 through March 31, 2014 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year.

The Funds had capital loss carryforwards at March 31, 2014 as follows ($ Thousands):

	Years Expiring	Amounts
Defensive Strategy Fund	2019	$126
	2018	1,458
	2017	3,556

		$5,140

Defensive Strategy Allocation Fund	2019	$608
	2018	1,404

		$2,012

	Years Expiring	Amounts
Conservative Strategy Fund	2019	$783
	2018	7,821
	2017	13,737

		$22,341

Conservative Strategy Allocation Fund	2018	$7,214

Moderate Strategy Fund	2019	$8,241
	2018	52,703
	2017	4,150

		$65,094

Moderate Strategy Allocation Fund	2019	$3,846
	2018	6,231

		$10,077

46	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014

	Years Expiring	Amounts
Aggressive Strategy Fund	2018	$108,425
	2017	40,983

		$149,408

Tax-Managed Aggressive Strategy Fund	2018	$20,255

Core Market Strategy Fund	2018	$8,647

Core Market Strategy Allocation Fund	2018	$5,039

Market Growth Strategy Fund	2019	$1,510
	2018	141,686
	2017	19,735

		$162,931

Market Growth Strategy Allocation Fund	2019	$1,088
	2018	37,496

		$38,584

For Federal income tax purposes, the capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired. The Funds’ use of capital loss carryforwards acquired by Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund and Market Growth Strategy Fund are subject to annual limitations.

During the fiscal year ended March 31, 2014, the following Funds utilized capital loss carryforwards to offset capital gains ($ Thousands):

Utilized Capital Loss Carry Forwards
Defensive Strategy Fund	$52
Defensive Strategy Allocation Fund	391
Conservative Strategy Fund	1,410
Conservative Strategy Allocation Fund	1,088
Moderate Strategy Fund	8,434
Moderate Strategy Allocation Fund	2,845
Aggressive Strategy Fund	16,217
Tax-Managed Aggressive Strategy Fund	491
Core Market Strategy Fund	2,325
Core Market Strategy Allocation Fund	359
Market Growth Strategy Fund	14,783
Market Growth Strategy Allocation Fund	1,170

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2014, were as follows ($ Thousands):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
Defensive Strategy Fund	$39,912	$1,377	$(121)	$1,256
Defensive Strategy Allocation Fund	7,146	1,981	(31)	1,950
Conservative Strategy Fund	114,089	8,635	(486)	8,149

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
Conservative Strategy Allocation Fund	$28,681	$12,587	$(55)	$12,532
Moderate Strategy Fund	245,132	23,466	(2,362)	21,104
Moderate Strategy Allocation Fund	60,799	24,903	(131)	24,772
Aggressive Strategy Fund	246,012	65,894	(379)	65,515
Tax-Managed Aggressive Strategy Fund	36,008	26,239	(76)	26,163
Core Market Strategy Fund	104,773	12,310	(763)	11,547
Core Market Strategy Allocation Fund	15,332	10,123	(63)	10,060
Market Growth Strategy Fund	321,477	57,217	(2,008)	55,209
Market Growth Strategy Allocation Fund	77,094	51,559	(206)	51,353

The difference between tax cost and book cost is primarily attributable to wash sales.

7. INDEMNIFICATIONS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty of the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

8. CONCENTRATION RISK

In the normal course of business, the Funds invest solely in underlying funds that are comprised of fixed income and equity securities in specific industries and that may engage in short selling activities, writing option contracts, and swaps, and therefore, the Funds may be affected by events in these industries. The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosure regarding the principal risks associated with investing in a Fund.

9. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements through the date of issuance.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014	47

SEI ASSET ALLOCATION TRUST — September 30, 2014

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund’s costs in two ways:

• Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Annualized Expense Ratios	Expenses Paid During Period*
Defensive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,011.60	0.10%	$0.51
Class I	1,000.00	1,010.10	0.35	1.77
Hypothetical 5% Return
Class A	$1,000.00	$1,024.56	0.10%	$0.51
Class I	1,000.00	1,023.31	0.35	1.78
Defensive Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,027.60	0.10%	$0.51
Hypothetical 5% Return
Class A	$1,000.00	$1,024.56	0.10%	$0.51
Conservative Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,015.20	0.10%	$0.51
Class D	1,000.00	1,010.80	1.04	5.23
Class I	1,000.00	1,014.30	0.35	1.77
Hypothetical 5% Return
Class A	$1,000.00	$1,024.57	0.10%	$0.51
Class D	1,000.00	1,019.96	1.04	5.25
Class I	1,000.00	1,023.31	0.35	1.78

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Annualized Expense Ratios	Expenses Paid During Period*
Conservative Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,029.90	0.10%	$0.51
Hypothetical 5% Return
Class A	$1,000.00	$1,024.56	0.10%	$0.51
Moderate Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,024.70	0.10%	$0.51
Class D	1,000.00	1,019.50	1.01	5.11
Class I	1,000.00	1,023.50	0.35	1.78
Hypothetical 5% Return
Class A	$1,000.00	$1,024.56	0.10%	$0.51
Class D	1,000.00	1,020.00	1.01	5.11
Class I	1,000.00	1,023.31	0.35	1.78
Moderate Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,030.30	0.10%	$0.51
Hypothetical 5% Return
Class A	$1,000.00	$1,024.56	0.10%	$0.51

48	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Annualized Expense Ratios	Expenses Paid During Period*
Aggressive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,021.70	0.10%	$0.51
Class D	1,000.00	1,017.30	0.91	4.60
Class I	1,000.00	1,020.80	0.35	1.78
Hypothetical 5% Return
Class A	$1,000.00	$1,024.56	0.10%	$0.51
Class D	1,000.00	1,020.51	0.91	4.61
Class I	1,000.00	1,023.31	0.35	1.78
Tax-Managed Aggressive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,018.20	0.10%	$0.51
Hypothetical 5% Return
Class A	$1,000.00	$1,024.56	0.10%	$0.51
Core Market Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,020.40	0.10%	$0.51
Class I	1,000.00	1,018.90	0.35	1.78
Hypothetical 5% Return
Class A	$1,000.00	$1,024.56	0.10%	$0.51
Class I	1,000.00	1,023.31	0.35	1.78

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Annualized Expense Ratios	Expenses Paid During Period*
Core Market Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,018.50	0.10%	$0.51
Hypothetical 5% Return
Class A	$1,000.00	$1,024.56	0.10%	$0.51
Market Growth Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,020.50	0.10%	$0.51
Class D	1,000.00	1,016.60	0.93	4.72
Class I	1,000.00	1,019.30	0.35	1.77
Hypothetical 5% Return
Class A	$1,000.00	$1,024.56	0.10%	$0.51
Class D	1,000.00	1,020.38	0.93	4.73
Class I	1,000.00	1,023.31	0.35	1.78
Market Growth Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,017.90	0.10%	$0.51
Hypothetical 5% Return
Class A	$1,000.00	$1,024.56	0.10%	$0.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365(to reflect the one-half year period shown).

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2014	49

SEI ASSET ALLOCATION TRUST ANNUAL REPORT SEPTEMBER 30, 2014

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Edward McCusker

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-118 (9/14)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date: December 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date: December 4, 2014

By:	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller and CFO

Date: December 4, 2014